Investment in associated companies - Narrative (Details) - USD ($) $ in Millions		2 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended
	Jan. 20, 2022	Feb. 22, 2022	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2021	Feb. 24, 2023	Jan. 31, 2022
Schedule of Equity Method Investments [Line Items]
Income (loss) from equity method investments	$ 112	$ (2)		$ (2)	$ 37	$ 3
PES
Schedule of Equity Method Investments [Line Items]
Income (loss) from equity method investments		$ (3)		$ (8)	$ 0	$ 0
Ownership interest ( in percent)	35.00%		35.00%	35.00%	0.00%		35.00%	35.00%
PES
Schedule of Equity Method Investments [Line Items]
Income (loss) from equity method investments			$ 8